Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment, Net

Note F: Property, Plant and Equipment, Net

December 31
(add 000)	2013	2012
Land and land improvements	$728,396	$645,095
Mineral reserves and interests	461,587	430,884
Buildings	118,655	116,332
Machinery and equipment	2,575,340	2,511,222
Construction in progress	92,906	109,054
	3,976,884	3,812,587
Less allowances for depreciation, depletion and amortization	(2,177,643)	(2,059,346)
Total	$1,799,241	$1,753,241

The gross asset value and related allowance for amortization for machinery and equipment recorded under capital leases at December 31, 2013 were as follows:

(add 000)	2013
Machinery and equipment under capital leases	$10,341
Less allowance for amortization	(104)
Total	$10,237

The Corporation did not have any capital leases at December 31, 2012.

Depreciation, depletion and amortization expense related to property, plant and equipment was $168,333,000, $171,940,000 and $169,974,000 for the years ended December 31, 2013, 2012 and 2011, respectively. Depreciation, depletion and amortization expense for 2013 includes amortization of machinery and equipment under capital leases.

Interest cost of $1,792,000, $2,537,000 and $1,816,000 was capitalized during 2013, 2012 and 2011, respectively.

At December 31, 2013 and 2012, $62,826,000 and $69,073,000, respectively, of the Aggregates business’ net property, plant and equipment was located in foreign countries, namely the Bahamas and Canada.